Mining concessions, development costs, right-of-use asset, property, plant and equipment, net - Sensitivity analysis (Details) - Minera Yanacocha SRL and subsidiary [Member]	Dec. 31, 2020
Yanacocha. | Discount rate, Bottom of range
Property, plant and equipments,net [Line Items]
Discount rate used in current estimate of fair value	8.90%
Yanacocha. | Discount rate, Top of range
Property, plant and equipments,net [Line Items]
Discount rate used in current estimate of fair value	9.40%
Conga | Discount rate, Bottom of range
Property, plant and equipments,net [Line Items]
Discount rate used in current estimate of fair value	9.40%
Conga | Discount rate, Top of range
Property, plant and equipments,net [Line Items]
Discount rate used in current estimate of fair value	10.40%